Net Income Per Unit Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Numerators
Partnership's net income available to common unit holders	$ 64,332	$ 6,595
Less:
General Partner's interest in Partnership's net income	1,076	49
Partnership's net income available to preferred unit holders	10,540	4,159
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Weighted average number of common units outstanding diluted	89,980,394	68,186,476
Net income per common unit:
Diluted	$ 0.7	$ 0.03
Diluted
Numerators
Partnership's net income available to common unit holders	64,332	6,595
Less:
General Partner's interest in Partnership's net income	975	49
Partnership's net income available to preferred unit holders	10,540	4,159
Partnership's net income allocable to unvested units	695	41
Add:
Partnership's net income available to preferred unit holders	10,540	0
Partnership's net income allocable to unvested units	695	0
-	$ 63,357	$ 2,346
Denominators
Weighted average number of common units outstanding, basic	68,385,001	68,186,476
Dilutive effect of preferred units	20,608,317	0
Dilutive effect of unvested shares	987,076	0
Weighted average number of common units outstanding diluted	89,980,394	68,186,476
Net income per common unit:
Diluted	$ 0.7	$ 0.03